Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Discontinued Operations
Schedule Of Operating Results Of Discontinued Operations

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Revenues	$69	$103
Costs and expenses:
Cost of revenues	54	84
Selling, general and administrative expenses	8	17

Operating income	$7	$2

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Revenues	$196	$267	$310
Costs and expenses:
Cost of revenues	156	192	234
Selling, general and administrative expenses	28	45	67

Operating income	$12	$30	$9